SHORT-TERM INVESTMENTS (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
SHORT-TERM INVESTMENTS
Aggregate cost basis		¥ 160,000,000
Gross unrealized holding gain		406,301
Aggregate fair value		160,406,301
Gross unrealized holding losses	¥ 0	¥ 0